Deferred compensation awards (Tables)	12 Months Ended
Mar. 31, 2022
Deferred Compensation Awards [Abstract]
Activity relating to RSU awards
The following table presents activity relating to RSU awards for the year ended March 31, 2022.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2021	115,287,730	¥427	1.0
Granted	64,439,400	507
Forfeited	(9,223,711)	468
Delivered	(48,384,029)	427

Outstanding as of March 31, 2022	122,119,390	¥466	1.0

Activity relating to SAR Plan B awards
The following table presents activity relating to SAR Plan B awards for the year ended March 31, 2022. No new SAR Plan B awards have been granted since April 1, 2018.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2021	12,967,100	¥509	2.7
Granted	—	—
Exercised	(3,697,000)	535
Forfeited	—	—
Expired	(1,356,300)	397

Outstanding as of March 31, 2022	7,913,800	¥516	2.3

Exercisable as of March 31, 2022	6,831,500	¥526	1.8

Activity related to NSU and CSU awards
The following table presents activity related to NSU and CSU awards for the year ended March 31, 2022. No new CSU awards have been granted since April 1, 2018.

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2021	19,951,962	¥539		1,867,400	¥636
Granted	11,528,713	575	(1)	—	—
Vested	(12,555,940)	577	(2)	(929,732)	601	(2)
Forfeited	(926,410)			(512)

Outstanding as of March 31, 2022	17,998,325	¥445	(3)	937,156	¥606	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2022.